Basis of Preparation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
STATEMENTS OF INCOME
NET OPERATING REVENUE	R$ 26,116,856	R$ 22,651,036	R$ 21,479,468
Gross profit	5,661,499	4,891,244	4,898,040
Selling expense	133,601	137,121	152,638
General and administrative expense	876,873	825,350	1,078,037
Other operational income (expenses)	153,989	(145,727)	(280,460)
Profit (loss) before tax	3,246,659	2,907,234	2,489,724
Profit (loss) from operating activities	(616,488)	(826,996)	(1,203,326)
Profit (loss) from discontinued operations		(56,509)	(85,764)
Profit (loss), attributable to non-controlling interests	(675)	(10,261)
Statement of comprehensive income [abstract]
Total comprehensive income	2,501,577	3,038,932	2,072,843
STATEMENTS OF CASH FLOWS
Cash flows from (used in) operating activities	3,028,446	3,393,536	3,518,476
Income taxes paid (refund), classified as operating activities	197,793	219,219	294,676
Cash flow from investment activities	(1,759,364)	(5,739,414)	(3,135,091)
Net cash used in financing activities	R$ (2,300,671)	R$ 803,856	R$ 2,696,572